Commitments and Contingencies (Action In Which We Are The Defendant) (Details) £ in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2017 USD ($)	Oct. 31, 2017 Patents	Mar. 31, 2015 Patents	Mar. 31, 2013 lagoon	Dec. 31, 2017 Claim	Dec. 31, 2016 GBP (£)
Celebrex [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Litigation settlement, amount awarded to other party | $	$ 94
Janssen and New York University Versus Hospira, Celltrion Healthcare and Celltrion Inc. [Member] | Inflectra [Member]
Loss Contingencies [Line Items]
Number of patents allegedly infringed			6
Janssen and New York University Versus Hospira, Celltrion Healthcare and Celltrion Inc. [Member] | Inflectra [Member] | Settled Litigation [Member]
Loss Contingencies [Line Items]
Number of claims dismissed			4
Janssen and New York University Versus Hospira, Celltrion Healthcare and Celltrion Inc. [Member] | Inflectra [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of patents allegedly infringed			2
Damages from Product Defects [Member] | Class Action Versus American Optical Corporation And Various Other Defendants [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of claims seeking damages | Claim					56,500
Average Wholesale Price [Member] | State of Illinois Versus Pfizer [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of claims seeking damages | Claim					1
Environmental Remediation Litigation [Member]
Loss Contingencies [Line Items]
Feasibility study, number of lagoons | lagoon				2
Violation of Antitrust Laws [Member] | Phenytoin Sodium Capsules [Member]
Loss Contingencies [Line Items]
Imposed fine | £						£ 84.2
Patent Infringement [Member] | Pfizer Versus Breckenridge [Member] | Xeljanz [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of patents allegedly infringed upon due to expire in December 2025		1